STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (68,132)	€ (39,700)	€ (57,041)
Actuarial gains and losses on retirement benefit obligations (IAS 19)	(33)	22	126
Tax impact	0	0	0
Other comprehensive income (loss) that will not be reclassified subsequently to income (loss)	(33)	22	126
Currency translation adjustment	6	16	(68)
Tax impact	0	0	0
Other comprehensive income (loss) that may be reclassified subsequently to income (loss)	6	16	(68)
Total comprehensive income (loss)	€ (68,159)	€ (39,661)	€ (56,983)